Inventories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Write-down of potentially obsolete or slow-moving inventories	$ 226	$ 216,325	$ 42,241